Total
Feb. 28, 2022
Innovator IBD(R) 50 ETF
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Innovator IBD(R) 50 ETF Innovator IBD(R) 50 ETF
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.93%
Advisor Recoupment/(Waiver)	(0.13%)	[1]
Total Annual Fund Operating Expenses After Fees Waived/Expenses Reimbursed	0.80%
[1]	The Fund’s investment adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets until August 31, 2023. Pursuant to its expense limitation agreement with the Fund, the investment adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and/or expense payments. The Fund may only make such repayment to the investment adviser if, after the recoupment payment has been taken into account, it does not cause the Fund’s expense ratio to exceed either the expense cap in place at the time the expenses were waived or the Fund’s current expense cap.

(1)

The Fund’s investment adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets until August 31, 2023. Pursuant to its expense limitation agreement with the Fund, the investment adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and/or expense payments. The Fund may only make such repayment to the investment adviser if, after the recoupment payment has been taken into account, it does not cause the Fund’s expense ratio to exceed either the expense cap in place at the time the expenses were waived or the Fund’s current expense cap.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Innovator IBD(R) 50 ETF | Innovator IBD(R) 50 ETF | USD ($)	82	283	502	1,131

Supplement To the Fund’s Summary Prospectus, Prospectus
and Statement of Additional Information
Each Dated February 28, 2022

On June 16, 2022, the Board of Trustees of the Trust (the “Board”) approved the renewal of the Fee Waiver/Expense Reimbursement Agreement between the Trust, on behalf of the Fund, and Innovator Capital Management, LLC (the “Adviser”), as investment adviser of the Fund, whereby Innovator Capital Management, LLC has agreed to waive its advisory fees and/or assume at its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that the Fund’s “Total Annual Fund Operating Expenses” (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, distribution and service fees payable pursuant to a Rule 12b-1 plan, and other extraordinary expenses) do not exceed 0.80% of the average daily net assets of the Fund until August 31, 2023. Accordingly, notwithstanding anything to the contrary in the Fund’s summary prospectus, prospectus or statement of information, as of August 31, 2022, the summary prospectus, prospectus and statement of additional information are each revised in the manner set forth below.

1.         Summary Prospectus and Prospectus – Fees and Expenses of the Fund

The disclosure set forth in the section entitled “Fees and Expenses” and “Example” is deleted in its entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.